Deposits (Detail) In Millions, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 INR	Mar. 31, 2011 INR
Interest-bearing:
Savings deposits	$ 14,540.7	739,974.6	634,476.8
Time deposits	24,996.7	1,272,083.3	984,806.8
Total interest-bearing deposits	39,537.4	2,012,057.9	1,619,283.6
Non-interest-bearing deposits	8,901.4	452,991.7	462,845.4
Total	$ 48,438.8	2,465,049.6	2,082,129.0